Inventories (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Raw material reserves	$ 1,838	$ 93	$ 93
Suministros para la producción	0	0	920
Products-in-progress reserves	82,673	80,249	50,925
Finished product reserves	20,771	15,942	29,357
Total	$ 105,282	$ 96,284	$ 81,295	$ 80,369